Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 CNY (¥) item $ / ¥	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Foreign Currency
Foreign currency exchange (loss) gain, net	$ 34	¥ 237	¥ 684	¥ (787)
Convenience Translation
Transaction rate | $ / ¥		6.9618
Restricted cash
Collateral of short-term loan		¥ 229,268	345,905
Bank balances held on behalf of home purchasers		301	4,727
Frozen bank balance for an undergoing lawsuit		556
Accounts receivable, net
Less: allowance for doubtful accounts		¥ 142,256	86,417	46,900	¥ 43,084
Percentage of accounts receivable represent output VAT	6.00%	6.00%
Loans receivable, net
Loan receivables		¥ 54,194	30,728
Deposits with real estate developers
Percentage of base transaction price	100.00%	100.00%
Property, equipment and software, net
Impairment of long-lived assets		¥ 0	0	0
Value added taxes
Vat rate	6.00%	6.00%
Franchise Income
Revenue	$ 517,027	¥ 3,599,436	2,282,216	1,798,521
Sales and marketing expenses
Advertising expenses		47,883	57,767	38,151
Employee Benefits
Employee social insurance benefits		54,958	45,010	60,679
Leases
Capital leases		¥ 0	0	0
Segment Reporting
Number of operating segment | item	1	1
Recent Accounting Pronouncements
Non-cancellable operating lease		¥ 26,965
Minimum
Loans receivable, net
Term of Personal Loan	30 days	30 days
Maximum
Loans receivable, net
Term of Personal Loan	5 years	5 years
Franchise
Franchise Income
Revenue		¥ 22,560	¥ 17,748	¥ 13,400
Parking space transaction facilitating services
Franchise Income
Revenue		¥ 28,877